ADAMS HARKNESS SMALL CAP GROWTH FUND (the “Fund”)

Supplement dated December 18, 2014 to the Prospectus dated May 1, 2014

The following language is hereby added to the end of last paragraph of the section entitled “Redemption Fee” on page 24 of the Prospectus:

Certain financial intermediaries that operate omnibus accounts may waive the redemption fee, subject to approval of a Fund officer.

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For more information, please contact a Fund customer service representative toll free at (800) 441-7031

PLEASE RETAIN FOR FUTURE REFERENCE.

228-PSA-1214